UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-01525

ALLSTATE ASSURANCE COMPANY

SEPARATE ACCOUNT B

(Exact name of Registrant as specified in charter)

3100 Sanders Road, Suite J5B

Northbrook, Illinois 60062

(Address of principal executive offices) (Zip code)

Director of Illinois

Department of Insurance

320 West Washington Street

Springfield, Illinois 62767

(Name and address of agent for service)

Registrant’s telephone number, including area code: (847) 402-5000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2013

SCHEDULE OF INVESTMENTS

(Unaudited)

Allstate Assurance Company Separate Account B

September 30, 2013

	Number of Shares	Fair Value	% of Net Assets
COMMON STOCKS

CAPITAL GOODS

Caterpillar, Inc.	200	$16,674
Emerson Electric Company	500	32,350
General Electric Company	2,000	47,780
Ingersoll-Rand PLC	350	22,729

		119,533	12.2%

CONSUMER GOODS

PepsiCo, Inc.	800	63,600
Procter & Gamble Company	500	37,795

		101,395	10.4%

CONSUMER SERVICES

Target Corporation	500	31,990
The Walt Disney Company	500	32,245
Wal-Mart Stores, Inc.	400	29,584

		93,819	9.6%

ENERGY

Chevron Corporation	445	54,067
Dominion Resources, Inc.	750	46,860
Exxon Mobil Corporation	565	48,613

		149,540	15.3%

FINANCIAL

American Express Company	750	56,640
JPMorgan Chase & Company	1,200	62,028
Wells Fargo & Company	1,500	61,980

		180,648	18.5%

HEALTH CARE

Express Scripts Holding Company *	600	37,068
Johnson & Johnson	600	52,014
Stryker Corporation	600	40,554

		129,636	13.2%

SCHEDULE OF INVESTMENTS

(Unaudited)

Allstate Assurance Company Separate Account B

September 30, 2013

	Number of Shares	Fair Value	% of Net Assets
COMMON STOCKS - Continued

TECHNOLOGY

Apple, Inc.	75	$35,756
Cisco Systems, Inc.	1,800	42,156
EMC Corporation	1,550	39,618
Jabil Circuit, Inc.	1,200	26,016
Microsoft Corporation	500	16,655
TE Connectivity Ltd.	500	25,890

		186,091	19.0%

TOTAL COMMON STOCKS		960,662	98.2%

TOTAL INVESTMENTS (a)		960,662	98.2%

CASH AND ACCRUED DIVIDENDS LESS LIABILITIES		17,497	1.8%

TOTAL CONTRACT OWNERS’ EQUITY		$978,159	100.0%

* Non-income producing security
(a) As of September 30, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost of investments		$698,306

Gross unrealized appreciation on investments		$269,702
Gross unrealized depreciation on investments		(7,346)

Net unrealized appreciation on investments		$262,356

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

Allstate Assurance Company Separate Account B

September 30, 2013

NOTE A - INVESTMENTS AND ACCOUNTING POLICIES

Allstate Assurance Company Separate Account B (“Separate Account B”) is a segregated investment account of Allstate Assurance Company (formerly Provident National Assurance Company) and is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company. Allstate Assurance Company has taken steps to deregister Separate Account B as an investment company under the Investment Company Act of 1940. The separate account is required to have less than 100 contract owners in order to qualify for deregistration. This requirement has been met by Separate Account B as of December 31, 2009. As of September 30, 2013, the deregistration process had not been finalized with the Securities and Exchange Commission.

Certain administrative services of Separate Account B are provided by The Variable Annuity Life Insurance Company (“VALIC”) under a contract dated May 15, 1998. These services include processing of unit transactions and daily unit value calculations subsequent to December 1, 1998, as well as accounting and other services. On February 1, 2001, Unum Group (formerly UnumProvident Corporation) sold the Provident National Assurance Company corporate shell, including the Separate Account B assets and liabilities, to Allstate Assurance Company, a wholly-owned subsidiary of Allstate Life Insurance Company (“Allstate Life”), a wholly-owned subsidiary of Allstate Insurance Company (“Allstate”), a wholly-owned subsidiary of Allstate Insurance Holdings (“Allstate Holdings”), a wholly-owned subsidiary of The Allstate Corporation (the “Corporation”). This transaction had no impact on the contract owners of Separate Account B.

Common stocks are valued at fair value using published market quotations which represent the closing sales price for securities traded on a national stock exchange or the mean between the quoted bid and asked prices for those traded over-the-counter.

NOTE B - FAIR VALUE MEASUREMENTS

Accounting Standards Codification 820 (“ASC 820”), Fair Value Measurements, defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements.

ASC 820 requires financial instruments measured at fair value to be categorized into a three-level classification. The lowest level input that is significant to the fair value measurement of a financial instrument is used to categorize the instrument and reflects the judgment of management. The valuation criteria for each level is summarized as follows:

•	Level 1 – Assets and liabilities whose values are based on unadjusted quoted prices for identical assets or liabilities in an active market that Separate Account B can access.

•	Level 2 – Assets and liabilities whose values are based on the following:

a)	Quoted prices for similar assets or liabilities in active markets;

b)	Quoted prices for identical or similar assets or liabilities in markets that are not active; or

c)	Valuation models whose inputs are observable, directly or indirectly, for substantially the full term of the asset or liability.

•	Level 3 – Assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Unobservable inputs reflect Separate Account B’s estimates of the assumptions that market participants would use in valuing the assets and liabilities.

As of September 30, 2013, all investments held by Separate Account B were valued using Level 1 inputs as defined by ASC 820. See the Schedule of Investments for the listing of investments segregated by type and industry composition.

Item 2.	Controls and Procedures.

(a)	The person acting in the capacity of the Registrant’s Principal Executive Officer and Principal Financial Officer has evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and has concluded that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-Q was timely recorded, processed, summarized, and reported.

(b)	The person acting in the capacity of the Registrant’s Principal Executive Officer and Principal Financial Officer is not aware of any changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

The following exhibits are attached to this Form N-Q:

(a)	Certification pursuant to Rule 30a-2(a) under the Act (17 CFR 270.030a-2(a)), attached hereto as Exhibit 31.

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Allstate Assurance Company
Separate Account B

By (Signature and Title):	/s/ David G. Fussell
David G. Fussell
Chairman, Board of Managers
Signing in the capacity of Chief Executive Officer
and Chief Financial Officer

Date: November 12, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person(s) on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title):	/s/ David G. Fussell
David G. Fussell
Chairman, Board of Managers
Signing in the capacity of Chief Executive Officer
and Chief Financial Officer

Date: November 12, 2013